Revenue - Summary of Incremental Costs of Obtaining Contracts (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Revenue [Abstract]
Incremental costs of obtaining a contract	$ 988	$ 36	$ 1,000